Supplemental Guarantor Financial Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Supplemental Guarantor Financial Information [Line Items]
Cash and cash equivalents	$ 432.0	$ 535.7	$ 517.7	$ 591.7
Accounts and notes receivable, net	218.5	452.5	250.0
Inventories	825.8	908.3	828.7
Other current assets	90.4	85.4	144.8
Total current assets	1,566.7	1,981.9	1,741.2
Property, plant and equipment, net	208.8	239.0	256.5
Goodwill, net	36.5	36.6	38.4
Other assets, net	41.5	41.6	51.6
Total assets	1,853.5	2,299.1	2,087.7
Current maturities of long-term debt	213.5	278.7	355.4
Accounts payable	200.7	435.6	352.3
Accrued expenses and other current liabilities	213.4	263.9	241.7
Total current liabilities	627.6	978.2	949.4
Long-term debt, excluding current maturities	499.2	499.0	323.9
Other non-current liabilities	220.1	223.2	109.8
Total liabilities	1,346.9	1,700.4	1,383.1
Stockholders' equity	506.6	598.7	704.6
Total liabilities and stockholders' equity	1,853.5	2,299.1	2,087.7
RadioShack Corporation [Member]
Supplemental Guarantor Financial Information [Line Items]
Cash and cash equivalents	93.8	84.9	153.4	154.6
Accounts and notes receivable, net	216.7	381.0	206.9
Inventories	778.8	804.8	718.0
Other current assets	79.5	74.8	138.8
Total current assets	1,168.8	1,345.5	1,217.1
Property, plant and equipment, net	194.8	218.5	227.2
Goodwill, net			3.0
Other assets, net	28.4	30.7	39.6
Investment in subsidiaries	2,059.0	2,041.0	2,079.3
Total assets	3,451.0	3,635.7	3,566.2
Current maturities of long-term debt	213.5	278.7	355.4
Accounts payable	181.4	373.0	263.6
Accrued expenses and other current liabilities	182.6	217.6	189.8
Intercompany payables	230.9	141.7	195.8
Intercompany notes payable	1,463.0	1,354.5	1,452.4
Total current liabilities	2,271.4	2,365.5	2,457.0
Long-term debt, excluding current maturities	499.2	499.0	323.9
Other non-current liabilities	173.8	172.5	80.7
Total liabilities	2,944.4	3,037.0	2,861.6
Stockholders' equity	506.6	598.7	704.6
Total liabilities and stockholders' equity	3,451.0	3,635.7	3,566.2
Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Cash and cash equivalents	322.6	430.5	344.0	404.9
Accounts and notes receivable, net		69.6	38.3
Inventories	13.1	62.7	76.4
Other current assets	4.5	4.2	0.9
Intercompany receivables	245.1	146.9	197.7
Intercompany notes receivable	1,463.0	1,354.5	1,452.4
Total current assets	2,048.3	2,068.4	2,109.7
Property, plant and equipment, net	0.9	6.3	20.7
Goodwill, net	0.5	0.5	0.5
Other assets, net	0.7	0.1	1.5
Investment in subsidiaries	73.7	77.8	74.8
Total assets	2,124.1	2,153.1	2,207.2
Accounts payable	6.9	36.5	68.6
Accrued expenses and other current liabilities	24.4	36.4	43.4
Total current liabilities	31.3	72.9	112.0
Other non-current liabilities	45.8	50.5	28.3
Total liabilities	77.1	123.4	140.3
Stockholders' equity	2,047.0	2,029.7	2,066.9
Total liabilities and stockholders' equity	2,124.1	2,153.1	2,207.2
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information [Line Items]
Cash and cash equivalents	15.6	20.3	20.3	32.2
Accounts and notes receivable, net	1.8	1.9	4.8
Inventories	33.9	40.8	34.3
Other current assets	6.4	6.4	5.1
Total current assets	57.7	69.4	64.5
Property, plant and equipment, net	13.1	14.2	8.6
Goodwill, net	36.0	36.1	34.9
Other assets, net	12.4	10.8	10.5
Total assets	119.2	130.5	118.5
Accounts payable	12.4	26.1	20.1
Accrued expenses and other current liabilities	6.4	9.9	8.5
Intercompany payables	14.2	5.2	1.9
Total current liabilities	33.0	41.2	30.5
Other non-current liabilities	0.5	0.2	0.8
Total liabilities	33.5	41.4	31.3
Stockholders' equity	85.7	89.1	87.2
Total liabilities and stockholders' equity	119.2	130.5	118.5
Eliminations [Member]
Supplemental Guarantor Financial Information [Line Items]
Cash and cash equivalents
Intercompany receivables	(245.1)	(146.9)	(197.7)
Intercompany notes receivable	(1,463.0)	(1,354.5)	(1,452.4)
Total current assets	(1,708.1)	(1,501.4)	(1,650.1)
Investment in subsidiaries	(2,132.7)	(2,118.8)	(2,154.1)
Total assets	(3,840.8)	(3,620.2)	(3,804.2)
Intercompany payables	(245.1)	(146.9)	(197.7)
Intercompany notes payable	(1,463.0)	(1,354.5)	(1,452.4)
Total current liabilities	(1,708.1)	(1,501.4)	(1,650.1)
Total liabilities	(1,708.1)	(1,501.4)	(1,650.1)
Stockholders' equity	(2,132.7)	(2,118.8)	(2,154.1)
Total liabilities and stockholders' equity	$ (3,840.8)	$ (3,620.2)	$ (3,804.2)